Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Warrant liabilities [Abstract]
WARRANT LIABILITIES
10.	WARRANT LIABILITIES

On March 11, 2026, NFT Ltd issued 9010 (720,779 before the split) units of warrants to nine individual investors through a registered direct offering (March Warrants). The warrants entitle the holder to purchase one share of our common stock at an exercise price equal to $4.17 per share at any time on or after March 11, 2026, and on or prior to the close of business on March 10, 2031.

The Company determined that these warrants are free-standing financial instruments that are legally detachable and separately exercisable from the common stock included in the registered direct offering. Management also determined that the warrants are puttable for cash upon a fundamental transaction at the option of the holder and as such required classification as a liability pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The Company had no plans to consummate a fundamental transaction and did not believe a fundamental transaction was likely to occur during the remaining term of the outstanding warrants. In accordance with the accounting guidance, the outstanding warrants were recognized as a warrant liability on the balance sheet and are measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income in the consolidated statement of income.

The fair value of the warrant liabilities presented below were measured using a BSM valuation model on March 11, 2026 at the inception day and on March 13, 2026 at the exercised day respectively as follows:

Warrant liabilities fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value
		$	$
March 11, 2026	9,010	44.902	404,551
Loss on change of fair value of warrant liabilities			6,777
Fair value as at March 13, 2026	9,010	45.654	411,328
De-recognition due to cashless exercise on March 13, 2026	(9,010)	45.654	(411,328)
Fair value as of period ended June 30, 2026			-

*	All shares and per share data have been retroactively restated to reflect reverse stock split 80:1 effected on May 18, 2026 onwards

The March Warrant holders exercised all of the March Warrants on a cashless basis on March 13, 2026, and the Company issued 42,996 (3,439,689 before the split) Class A ordinary shares from the authorized Class A ordinary shares of the Company on March 13, 2026. At the reporting date of June 30, 2026, all March Warrants have been fully exercised and no outstanding warrant liability as of June 30, 2026.

Management performed warrant liability valuation on inception day on March 11, 2026 and exercised day on March 13, 2026 respectively, two valuation reports showed that there was an immaterial change of $6,777 during these two days, Management determined it to be immaterial after considering overall impact in terms of SAB 109, hence $6,777 was not recorded due to its immateriality.

The fair value of the warrant liabilities presented below were measured using a BSM valuation methodology. Significant inputs into the respective model at the inception, de-recognition and reporting period measurement dates are summarized as follows:

Valuation assumptions	Issuance date March 11, 2026	Period ended March 13, 2026	Expiration date March 10, 2031

Exercised price	$4.17	$4.17	$4.17
Warrant expiration date	March 10, 2031	March 10, 2031	March 10, 2031
Stock price	$44.93	$45.68	-
Interest rate (Annual)	3.79%	3.87%	-
Volatility (Annual)	272.95%	273.39%	-
Time to maturity (Years)	5	4.99	-
Calculated value per share	$44.902	$45.654

All shares and per share data have been retroactively restated to reflect reverse stock split 80:1 effected on May 18, 2026 onwards.